Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Effective Tax Rate and the Federal Statutory Income Tax Rate

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate (in thousands):

	Year Ended December 31, 2025
Pretax income (loss)	21.00%	$(6,588)
State tax, net of federal benefit
California	4.49	(1,409)
Permanent differences
Stock-based compensation	(0.60)	187
Transaction costs	(9.70)	3,041
Unrealized gain on warranty liability	0.60	(188)
Other permanent differences	(0.02)	5
Prior year true-up on deferred taxes	2.21	(694)
Tax credits
Research and development tax credits	(0.37)	117
Change of valuation allowance	(17.61)	5,529
Other	—	—
Effective income tax rate	—%	$—

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations, prior to the adoption of ASU 2023-09 and as previously disclosed, follows:

	Year Ended December 31, 2024
Pretax income/(Loss)	21.00%	$(1,941)
State Tax, net of federal benefit	14.57	(1,347)
Permanent difference	(0.06)	6
PY true-up on deferred taxes	0.32	(30)
Change of Valuation Allowance	(35.83)	3,312
Other	—	—
Effective Income Tax Rate	—%	$—

Schedule of Provision for Income Taxes

The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Current:
Federal	$—	$—
State	—	—
	—	—
Deferred:
Federal	(3,745)	(1,607)
State and local	(1,784)	(1,705)
	(5,529)	(3,312)
Less: Change in valuation allowance	5,529	3,312
Income tax provision	$—	$—

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Accrued expenses and other	$402	$70
Book over tax depreciation	7	7
Stock-based compensation	52	52
Convertible notes	(201)	93
Capitalized R&D and trademarks	138	1,527
Unrealized gain/loss oncrypto assets	155	—
Net operating loss carryforward	38,143	32,195
R&D credit carryforward	3,393	3,511
Capitalized start-up costs	895	—
Other	—	—
	42,984	37,455
Less: Valuation allowance	(42,984)	(37,455)
Total deferred tax assets:	$—	$—